Ichthys LNG Project	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Ichthys LNG Project
Ichthys LNG Project

We have a 30% interest in the JKC JV, which has contracted to perform the engineering, procurement, supply, construction and commissioning of onshore LNG facilities for a client in Darwin, Australia (Ichthys LNG Project). The contract between JKC and its client is a hybrid contract containing both cost-reimbursable and fixed-price (including unit-rate) scopes.

JKC has entered into commercial contracts with multiple suppliers and subcontractors to execute various scopes of work on the project. Certain of these suppliers and subcontractors have made contract claims against JKC for recovery of costs and extensions of time in order to progress the works under the scope of their respective contracts due to a variety of issues related to changes to the scope of work, delays and lower than planned subcontractor productivity. In addition, JKC has incurred costs related to scope increases and other factors, and has made claims to its client for matters for which JKC believes reimbursement is entitled under the contract.

As discussed below, the additional costs associated with these various claims and related issues have been included in determining profit at completion and have resulted in a reduction to our percentage of completion progress for the year ended December 31, 2017. Estimated recoveries associated with the additional change orders, customer claims, and claims against suppliers and subcontractors, which are less than the estimated additional costs, have also been included in determining estimated profit at completion. Further, there are additional claims we believe that we, or our joint venture, is entitled to recover from the client and subcontractors related to additional project costs which have been excluded from estimated revenues at completion as appropriate under U.S. GAAP.

Cost Reimbursable Scope

JKC believes any amounts paid or payable to the suppliers and subcontractors in settlement of their contract claims related to cost-reimbursable scope are an adjustment to the contract price, and accordingly JKC has made claims for contract price adjustments under the reimbursable portion of the contract between JKC and its client. However, the client has disputed some of these contract price adjustments and change orders. Those disputed change orders remain unapproved. In order to facilitate the continuation of work under the contract while we work to resolve this dispute, the client agreed to a contractual mechanism (“Deed of Settlement”) in 2016 providing funding in the form of an interim contract price adjustment to JKC for settlement of subcontractor claims as of that date related to the cost-reimbursable scope. While the client reserved their rights under this funding mechanism, those unapproved change orders have accordingly been paid by the client. JKC in turn settled these subcontractor claims which have been funded through the Deed of Settlement by the client.

If JKC's claims against its client which were funded under the Deed of Settlement remain unresolved by December 31, 2020, JKC will be required to refund sums funded by the client under the terms of the Deed of Settlement. We, along with our joint venture partners, are jointly and severally liable to the client for any amounts required to be refunded. While JKC continues to pursue settlement of these disputes with the client, JKC has initiated proceedings and is planning other arbitrations against the client to resolve these open reimbursable supplier and subcontractor claims prior to December 31, 2020.

Our proportionate share of the total amount of the contract price adjustments under the Deed of Settlement, included in the unapproved change orders and claims related to our unconsolidated affiliates discussed above is $177 million for the year ended December 31, 2017.

In September and October 2017, additional change orders pertaining to suppliers and subcontractors under the cost reimbursable portion of the contract were presented to the client. The client funded these change orders, but did not formally approve them as contract price adjustments and have reserved their rights. JKC in turn settled these change orders with the associated suppliers and subcontractors. The formal contract price adjustment for these settlements remained pending at December 31, 2017, but there is no requirement to refund these amounts to the client by a date certain, unlike amounts funded under the Deed of Settlement.

There has been deterioration of paint on certain exterior areas of the plant. The client has requested, and is funding, paint remediation for a portion of the facilities. JKC and its client have not yet resolved what portions of other affected areas will need to be remediated. JKC’s profit estimate at completion includes those revenues and costs for remediation activities that it has been directed to perform and are being funded.

JKC is entitled to an amount of profit and overhead (“TRC Fee”) which is a fixed percentage of the target reimbursable costs ("TRC") under the reimbursable component of the contract which was to be agreed by JKC and its client. At the time of the contract, JKC and its client agreed to postpone the fixing of the TRC until after a specific milestone in the project had been achieved. Although the milestone was achieved, JKC and its client have been unable to reach agreement on the TRC. This matter was taken to arbitration in 2017. A decision was issued in December 2017 which provided some basis for determination of the TRC amount and the TRC Fee. JKC has included an estimate for the TRC Fee in its determination of profit at completion at December 31, 2017 based on the contract provisions and the decision from the December 2017 arbitration.

If the above matters are not resolved for the amounts recorded, or to the extent JKC is unsuccessful in retaining amounts paid to it under the Deed of Settlement and other funding mechanisms used by the Client, we would be responsible for our pro-rata portion of any additional costs and refunded sums in excess of the final adjusted contract price, which could have a material adverse effect on our results of operations, financial position and cash flows. Additionally, to the extent the client does not continue to provide adequate funding for project activities prior to resolution of these matters, the joint venture partners will be required to fund working capital requirements of JKC in the near term which could have a material adverse effect on our financial position and cash flows.

Fixed-Price Scope

Pursuant to JKC's fixed-price scope of its contract with its client, JKC awarded a fixed-price EPC contract to a subcontractor for the design, construction and commissioning of a combined cycle power plant (Power Plant). The subcontractor was a consortium consisting of General Electric and GE Electrical International Inc. and a joint venture between UGL Infrastructure Pty Limited and CH2M Hill (collectively, the "Consortium"). On January 25, 2017, JKC received a Notice of Termination from the Consortium, and the Consortium ceased work on the Power Plant. JKC believes the Consortium breached its contract and repudiated is obligation to complete the Power Plant, plus undertook actions making it more difficult and more costly for the works to be completed by others after the Consortium abandoned the site. Subsequently, the Consortium filed a request for arbitration with the ICC asserting that JKC was in repudiatory breach of the contract. JKC has responded to this request, denying JKC committed any breach of its contract with the Consortium and restated its claim that the Consortium breached and repudiated its contract with JKC and is furthermore liable to JKC for all costs to complete the Power Plant.

JKC prevailed in a legal action against the Consortium requiring the return of materials, drawings and tools following their unauthorized removal from the site. JKC discovered incomplete and defective engineering designs, defective workmanship on the site, missing, underreported and defective materials; and the improper termination of key vendors/suppliers. As a result, project progress claimed by the Consortium was over reported. JKC has evaluated the cost to complete the Consortium's work, which significantly exceeds the awarded fixed-price subcontract value. JKC cost to complete the Power Plant includes re-design efforts, additional materials and significant re-work represent estimated recoveries of claims against suppliers and subcontractors and have been included in JKC's estimate to complete the Consortium's remaining obligations.

JKC is pursuing recourse against the Consortium to recover all of the costs to complete the Power Plant, plus the additional interest, liquidated damages and other related costs, by means inclusive of calling bank guarantees (bonds) and parent guarantees provided by the Consortium partners. Each of the Consortium partners has joint and several liability with respect to all obligations under the subcontract.

The estimated costs to complete the Power Plant have resulted in a reduction to our percentage of completion progress for the year ended December 31, 2017. Estimated costs to complete the Power Plant that have been determined to be probable of recovery from the Consortium under U.S. GAAP have been included as a reduction of cost in our estimate of profit at completion. The estimated recoveries exclude interest, liquidated damages and other related costs which JKC intends to pursue recovery from the Consortium.

On November 30, 2017, JKC made a notification of claim to the Consortium in the amount of $1.7 billion for recovery of these expected costs.

To the extent JKC is unsuccessful in prevailing in the Arbitration and in recovering costs to complete the Power Plant, we would be responsible for our pro-rata portion of unrecovered costs from the Consortium. This could have a material adverse impact on the profit at completion of the contract and thus on our consolidated statements of operations, financial position and cash flow. Additionally, to the extent JKC does not resolve this matter with the Consortium in the near term, the joint venture partners will be required to fund JKC's completion of the combined cycle power plant which could have a material adverse effect on our financial position and cash flows.

Our proportionate share of unapproved change orders, customer claims and estimated recoveries of claims against suppliers and subcontractors related to JKC included in determining estimated profit at completion of the contract are included in the amounts disclosed in Note 7 to our consolidated financial statements.

JKC intends to vigorously pursue approval and collection of amounts under all unapproved change orders and claims, as well as resolution of contingencies within reserved amounts with subcontractors and the client. Further, there are additional claims that JKC believes it is entitled to recover from its client and from subcontractors which have been excluded from estimated revenue and profit at completion as appropriate under U.S. GAAP. It is anticipated that these commercial matters may not be resolved in the near term.